Note 2 - Significant Accounting Policies Summary (Details Textual)	2 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2016 USD ($)	Aug. 18, 2014 USD ($)
Allowance for Doubtful Accounts Receivable, Ending Balance	$ 0	$ 664,332	$ 601,760
Inventory Valuation Reserves, Ending Balance	0	$ 0	0
Number of Reporting Units		4
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of Major Customers	0	0	0
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Number of Vendors	3	3	3
New Senior Secured Notes [Member]
Debt Issuance Costs, Gross				$ 585,634
Revolving Credit Facility [Member]
Debt Issuance Costs, Gross						$ 12,887,000
The US Revolver [Member]
Debt Issuance Costs, Gross				$ 240,250
Accumulated Amortization, Debt Issuance Costs		$ 1,122,328	$ 678,528
The UK Revolver [Member]
Debt Issuance Costs, Gross					$ 625,480
Accumulated Amortization, Debt Issuance Costs		$ 156,714	$ 210,699